Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 8.2%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$255,322	$260,287
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	988,000	1,010,212
Applebee's Funding LLC / IHOP Funding LLC, 4.7230%, 6/7/49 (144A)	465,000	479,248
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	464,069	472,131
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 2.8775%, 9/15/34 (144A)‡	769,000	767,403
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.7495%, 3/15/37 (144A)‡	1,799,000	1,794,640
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	1,447,000	1,626,174
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 2.7775%, 11/15/33 (144A)‡	1,809,282	1,809,297
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	745,702
Cenovus Energy Inc, 5.7000%, 10/15/19	15,000	15,016
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 7/25/49 (144A)‡	253,759	252,683
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 4.1684%, 9/25/31 (144A)‡	1,032,121	1,036,919
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 4.1184%, 6/25/39 (144A)‡	369,000	370,140
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 7/25/39 (144A)‡	189,440	189,887
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	580,853
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	579,548	596,073
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	234,413	243,804
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	463,838	489,779
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	190,120	189,792
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,079,338	1,124,943
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	217,250	229,046
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,644,299
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,451,271
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	508,000	516,181
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	220,000	227,082
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.0184%, 7/25/24‡	1,253,276	1,315,329
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 3.1684%, 9/25/29‡	91,729	91,868
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 2.9684%, 10/25/29‡	78,422	78,537
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 2.6184%, 7/25/30‡	298,733	298,614
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 2.7384%, 1/25/31‡	54,337	54,341
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 3/25/31‡	1,641,128	1,647,029
Fannie Mae Connecticut Avenue Securities 2017-C06,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	38,506	38,507
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	65,892	65,893
Fannie Mae Pool, 3.0000%, 10/1/49	323,183	328,175
Fannie Mae REMICS, 3.0000%, 5/25/48	2,052,286	2,086,361
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 7/25/29‡	238,222	238,756
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 3.8184%, 7/25/30‡	1,038,096	1,038,310
Ginnie Mae II Pool, 3.5000%, 5/20/49	1,412,601	1,443,676
Ginnie Mae II Pool, 3.5000%, 6/20/49	565,196	577,630
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,191,000	1,244,254
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	1,191,000	1,215,128
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,191,000	1,216,354
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 11/25/49 (144A)‡	191,464	191,463
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	464,876	463,860
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 2.9248%, 2/25/50 (144A)‡	487,000	486,057
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	693,250	690,444
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 2.8684%, 11/25/51 (144A)‡	2,658,000	2,659,208
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	564,599	594,308

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	$254,000	$262,242
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	260,560
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	1,868,000	1,892,753
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	2,500,000	2,536,385
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	338,497	343,007
Station Place Securitization Trust Series 2019-10, 2.9365%, 10/24/20	2,316,000	2,316,000
Station Place Securitization Trust Series 2019-4, 2.9365%, 6/24/20‡	2,254,000	2,255,640
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 8/25/52 (144A)‡	175,000	175,144
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 3.4184%, 8/25/52 (144A)‡	349,000	349,287
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 4/25/48 (144A)‡	1,025,053	1,025,502
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2863%, 5/15/46‡	109,124	110,853
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	304,086	307,344
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	367,455	369,467
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	106,110	108,982
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $47,861,766)		48,500,130
Corporate Bonds – 48.0%
Banking – 3.6%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	2,421,000	2,555,770
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	1,686,000	1,845,756
Bank of Montreal, 3.3000%, 2/5/24	1,116,000	1,161,413
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	791,000	791,989
Citizens Financial Group Inc, 3.7500%, 7/1/24	613,000	632,337
Citizens Financial Group Inc, 4.3500%, 8/1/25	427,000	456,796
Citizens Financial Group Inc, 4.3000%, 12/3/25	1,435,000	1,534,579
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	2,660,000	2,878,826
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	584,000	660,595
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	1,484,000	1,591,874
Morgan Stanley, 3.9500%, 4/23/27	1,526,000	1,612,596
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	1,232,000	1,384,336
SVB Financial Group, 5.3750%, 9/15/20	1,360,000	1,400,612
Synchrony Financial, 2.8500%, 7/25/22	171,000	172,507
Synchrony Financial, 4.3750%, 3/19/24	312,000	331,104
Synchrony Financial, 3.9500%, 12/1/27	1,266,000	1,298,052
Synchrony Financial, 5.1500%, 3/19/29	1,178,000	1,306,689
		21,615,831
Basic Industry – 3.6%
Allegheny Technologies Inc, 5.9500%, 1/15/21	2,062,000	2,107,106
Constellium NV, 5.7500%, 5/15/24 (144A)	1,428,000	1,467,270
Freeport-McMoRan Inc, 3.5500%, 3/1/22	2,717,000	2,723,792
Freeport-McMoRan Inc, 3.8750%, 3/15/23	1,745,000	1,758,087
Freeport-McMoRan Inc, 5.0000%, 9/1/27	990,000	986,288
Freeport-McMoRan Inc, 5.2500%, 9/1/29	934,000	931,469
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,870,000	2,917,429
Novelis Corp, 5.8750%, 9/30/26 (144A)	2,194,000	2,300,957
Nutrien Ltd, 4.2000%, 4/1/29	281,000	309,416
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,564,000	1,652,346
Steel Dynamics Inc, 5.5000%, 10/1/24	403,000	413,599
WRKCo Inc, 3.7500%, 3/15/25	89,000	93,698
WRKCo Inc, 4.6500%, 3/15/26	571,000	626,824
WRKCo Inc, 3.3750%, 9/15/27	101,000	102,764
WRKCo Inc, 4.0000%, 3/15/28	341,000	363,252
WRKCo Inc, 4.9000%, 3/15/29	2,367,000	2,676,975
		21,431,272
Beverages – 0.2%
Diageo Capital PLC, 2.3750%, 10/24/29	1,434,000	1,421,037
Brokerage – 0.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,546,000	1,644,578
Raymond James Financial Inc, 5.6250%, 4/1/24	516,000	582,379
Raymond James Financial Inc, 4.9500%, 7/15/46	1,723,000	2,059,970
		4,286,927
Capital Goods – 2.7%
Ball Corp, 4.3750%, 12/15/20	1,174,000	1,198,079
Boeing Co, 2.2500%, 6/15/26	291,000	290,330
Boeing Co, 3.2500%, 3/1/28	262,000	275,458
Boeing Co, 3.2000%, 3/1/29	1,958,000	2,056,071
Boeing Co, 3.6000%, 5/1/34	1,447,000	1,569,861
Entegris Inc, 4.6250%, 2/10/26 (144A)	789,000	816,615
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,760,000	2,891,100
Wabtec Corp, 4.4000%, 3/15/24	1,276,000	1,359,108
Wabtec Corp, 3.4500%, 11/15/26	1,888,000	1,908,414

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Wabtec Corp, 4.9500%, 9/15/28	$3,307,000	$3,649,519
		16,014,555
Communications – 7.1%
AT&T Inc, 3.6000%, 7/15/25	150,000	157,960
AT&T Inc, 4.3500%, 3/1/29	2,682,000	2,963,967
AT&T Inc, 4.8500%, 3/1/39	1,058,000	1,199,255
AT&T Inc, 4.7500%, 5/15/46	1,205,000	1,337,142
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,318,000	1,319,054
CenturyLink Inc, 6.4500%, 6/15/21	928,000	974,400
CenturyLink Inc, 5.8000%, 3/15/22	516,000	543,735
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.0500%, 3/30/29	2,610,000	2,920,654
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	302,000	367,986
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	242,000	263,342
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.7500%, 4/1/48	1,052,000	1,198,844
Comcast Corp, 3.1500%, 3/1/26	735,000	769,843
Comcast Corp, 4.1500%, 10/15/28	358,000	401,684
Comcast Corp, 4.2500%, 10/15/30	1,153,000	1,312,354
Comcast Corp, 4.6000%, 10/15/38	800,000	958,612
Comcast Corp, 4.9500%, 10/15/58	824,000	1,057,163
Crown Castle International Corp, 3.6500%, 9/1/27	653,000	691,790
Crown Castle International Corp, 4.3000%, 2/15/29	807,000	891,213
Crown Castle International Corp, 3.1000%, 11/15/29	1,665,000	1,680,522
Crown Castle International Corp, 5.2000%, 2/15/49	1,178,000	1,462,537
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	1,805,000	2,006,212
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	1,791,000	1,871,810
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	1,127,000	1,169,263
Netflix Inc, 4.3750%, 11/15/26	794,000	804,362
Netflix Inc, 5.8750%, 11/15/28	156,000	169,463
Netflix Inc, 5.3750%, 11/15/29 (144A)	698,000	725,920
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,222,000	1,304,485
T-Mobile USA Inc, 6.3750%, 3/1/25	1,562,000	1,618,170
UBM PLC, 5.7500%, 11/3/20 (144A)	1,726,000	1,779,483
Verizon Communications Inc, 2.6250%, 8/15/26	1,552,000	1,572,144
Verizon Communications Inc, 4.3290%, 9/21/28	1,929,000	2,188,094
Verizon Communications Inc, 3.8750%, 2/8/29	491,000	539,237
Verizon Communications Inc, 4.8620%, 8/21/46	479,000	585,680
Verizon Communications Inc, 4.5220%, 9/15/48	353,000	416,854
Verizon Communications Inc, 5.0120%, 8/21/54	718,000	904,368
Viacom Inc, 5.8500%, 9/1/43	1,551,000	1,907,506
		42,035,108
Consumer Cyclical – 4.1%
AutoZone Inc, 3.7500%, 4/18/29	1,214,000	1,303,064
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	1,377,000	1,370,551
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	1,551,000	1,470,866
Ford Motor Credit Co LLC, 5.1130%, 5/3/29	1,503,000	1,513,844
General Motors Co, 5.0000%, 10/1/28	1,242,000	1,320,383
General Motors Financial Co Inc, 4.3500%, 4/9/25	843,000	879,040
General Motors Financial Co Inc, 4.3000%, 7/13/25	276,000	287,187
General Motors Financial Co Inc, 4.3500%, 1/17/27	511,000	525,611
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	228,000	229,300
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	440,000	484,673
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	512,000	563,840
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,539,000	1,546,649
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,101,387
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,793,000	1,945,405
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	559,000	588,627
Lowe's Cos Inc, 3.6500%, 4/5/29	953,000	1,019,217
McDonald's Corp, 2.6250%, 9/1/29	1,437,000	1,431,794
McDonald's Corp, 3.6250%, 9/1/49	732,000	740,613
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,202,842
MGM Resorts International, 6.6250%, 12/15/21	542,000	587,799
MGM Resorts International, 7.7500%, 3/15/22	281,000	314,372
O'Reilly Automotive Inc, 3.6000%, 9/1/27	31,000	32,997
O'Reilly Automotive Inc, 4.3500%, 6/1/28	237,000	264,903
O'Reilly Automotive Inc, 3.9000%, 6/1/29	1,384,000	1,514,951
Service Corp International/US, 5.1250%, 6/1/29	994,000	1,062,338
Starbucks Corp, 4.4500%, 8/15/49	903,000	1,048,260
		24,350,513

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 9.3%
Allergan Finance LLC, 3.2500%, 10/1/22	$958,000	$978,750
Allergan Funding SCS, 3.4500%, 3/15/22	1,316,000	1,348,769
Allergan Funding SCS, 3.8000%, 3/15/25	1,089,000	1,140,455
Allergan Inc/United States, 2.8000%, 3/15/23	75,000	75,695
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	2,099,000	2,444,299
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	1,207,000	1,268,509
Boston Scientific Corp, 3.7500%, 3/1/26	704,000	752,717
Boston Scientific Corp, 4.0000%, 3/1/29	366,000	404,637
Boston Scientific Corp, 4.7000%, 3/1/49	587,000	718,768
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	634,000	677,883
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	458,000	519,324
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	786,000	915,276
Campbell Soup Co, 3.9500%, 3/15/25	797,000	844,992
Campbell Soup Co, 4.1500%, 3/15/28	1,130,000	1,217,018
Campbell Soup Co, 4.8000%, 3/15/48	1,171,000	1,320,890
Cigna Corp, 3.4000%, 9/17/21	250,000	255,670
Cigna Corp, 3.7500%, 7/15/23	1,019,000	1,065,660
CVS Health Corp, 4.7500%, 12/1/22	759,000	809,489
CVS Health Corp, 4.1000%, 3/25/25	2,020,000	2,156,947
CVS Health Corp, 3.0000%, 8/15/26	169,000	169,808
CVS Health Corp, 4.3000%, 3/25/28	1,413,000	1,528,318
CVS Health Corp, 3.2500%, 8/15/29	273,000	274,494
CVS Health Corp, 5.0500%, 3/25/48	911,000	1,036,019
Elanco Animal Health Inc, 4.2720%, 8/28/23	621,000	651,970
Elanco Animal Health Inc, 4.9000%, 8/28/28	579,000	631,717
General Mills Inc, 4.2000%, 4/17/28	1,629,000	1,816,505
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	1,599,000	1,716,551
HCA Inc, 4.5000%, 2/15/27	1,456,000	1,561,377
HCA Inc, 4.1250%, 6/15/29	3,512,000	3,677,285
HCA Inc, 5.1250%, 6/15/39	636,000	695,549
HCA Inc, 5.2500%, 6/15/49	925,000	1,015,622
IQVIA Inc, 5.0000%, 5/15/27 (144A)	786,000	823,335
JBS USA LUX SA / JBS USA Finance Inc, 5.8750%, 7/15/24 (144A)	350,000	360,518
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	630,000	656,347
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	194,000	214,855
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	275,000	305,250
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	1,404,000	1,576,883
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	570,000	672,982
Kraft Heinz Foods Co, 3.0000%, 6/1/26	2,630,000	2,602,158
Kraft Heinz Foods Co, 4.6250%, 1/30/29	496,000	537,004
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	688,000	694,602
Kraft Heinz Foods Co, 4.6250%, 10/1/39 (144A)	351,000	353,003
Kraft Heinz Foods Co, 5.0000%, 6/4/42	414,000	427,060
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,108,000	1,051,904
Kraft Heinz Foods Co, 4.8750%, 10/1/49 (144A)	702,000	708,482
Life Technologies Corp, 6.0000%, 3/1/20	1,195,000	1,213,250
Mars Inc, 2.7000%, 4/1/25 (144A)	710,000	728,610
Mars Inc, 3.2000%, 4/1/30 (144A)	840,000	888,878
Mars Inc, 3.9500%, 4/1/49 (144A)	1,025,000	1,169,221
Mars Inc, 4.2000%, 4/1/59 (144A)	795,000	917,831
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	1,216,000	1,211,450
Mylan Inc, 4.5500%, 4/15/28	464,000	494,272
Newell Brands Inc, 4.2000%, 4/1/26	1,580,000	1,650,514
Newell Brands Inc, 5.3750%, 4/1/36	1,805,000	1,925,520
		54,874,892
Electric – 3.4%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	1,551,000	1,596,160
NRG Energy Inc, 7.2500%, 5/15/26	2,024,000	2,216,786
NRG Energy Inc, 6.6250%, 1/15/27	1,328,000	1,438,689
NRG Energy Inc, 5.7500%, 1/15/28	308,000	331,100
NRG Energy Inc, 4.4500%, 6/15/29 (144A)	1,494,000	1,556,912
NRG Energy Inc, 5.2500%, 6/15/29 (144A)	595,000	639,804
Oncor Electric Delivery Co LLC, 2.7500%, 6/1/24 (144A)	1,225,000	1,257,947
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28 (144A)	982,000	1,081,549
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49 (144A)	1,370,000	1,537,104
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,336,000	1,378,582
Southern Co, 2.9500%, 7/1/23	1,222,000	1,247,287
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	611,000	639,228
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	3,023,000	3,180,740
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	2,031,000	2,091,280
		20,193,168
Energy – 5.6%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.6250%, 5/20/24	53,000	56,743

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
AmeriGas Partners LP / AmeriGas Finance Corp, 5.5000%, 5/20/25	$1,993,000	$2,139,984
Cenovus Energy Inc, 4.2500%, 4/15/27	497,000	518,210
Cheniere Energy Partners LP, 5.6250%, 10/1/26	880,000	933,812
Continental Resources Inc/OK, 5.0000%, 9/15/22	1,437,000	1,449,660
Continental Resources Inc/OK, 4.5000%, 4/15/23	1,754,000	1,822,045
Energy Transfer Operating LP, 4.2500%, 3/15/23	943,000	985,284
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,015,000	1,128,523
Energy Transfer Operating LP, 5.5000%, 6/1/27	106,000	119,722
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	189,070
Energy Transfer Operating LP, 6.1250%, 12/15/45	403,000	472,540
Energy Transfer Operating LP, 6.0000%, 6/15/48	1,383,000	1,634,909
EnLink Midstream Partners LP, 4.1500%, 6/1/25	1,146,000	1,062,915
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,531,000	1,531,500
Exxon Mobil Corp, 2.4400%, 8/16/29	1,911,000	1,928,555
Exxon Mobil Corp, 3.0950%, 8/16/49	2,076,000	2,089,317
Hess Corp, 4.3000%, 4/1/27	2,970,000	3,103,515
HollyFrontier Corp, 5.8750%, 4/1/26	1,222,000	1,368,355
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	728,000	761,376
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	84,000	87,299
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	378,000	410,816
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	376,000	443,710
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	250,000	288,075
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	2,001,000	2,074,317
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	1,722,000	1,846,167
NuStar Logistics LP, 5.6250%, 4/28/27	1,029,000	1,086,881
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	1,985,000	2,123,749
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	1,303,000	1,306,257
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	485,000	482,575
		33,445,881
Finance Companies – 0.3%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	1,581,000	1,658,328
Financial Institutions – 0.4%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,121,000	2,207,194
Government Sponsored – 0.1%
Petroleos Mexicanos, 6.8400%, 1/23/30 (144A)	318,000	328,876
Petroleos Mexicanos, 7.6900%, 1/23/50 (144A)	291,000	303,455
		632,331
Industrial Conglomerates – 0.5%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	2,992,000	2,838,660
Insurance – 0.5%
Brown & Brown Inc, 4.5000%, 3/15/29	707,000	770,246
Centene Corp, 4.7500%, 5/15/22	124,000	126,505
Centene Corp, 6.1250%, 2/15/24	1,641,000	1,711,071
Humana Inc, 3.1250%, 8/15/29	299,000	298,797
		2,906,619
Real Estate Investment Trusts (REITs) – 0.3%
Reckson Operating Partnership LP, 7.7500%, 3/15/20	1,681,000	1,720,165
Technology – 5.6%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	166,000	166,858
Broadcom Inc, 4.2500%, 4/15/26 (144A)	894,000	923,606
Broadcom Inc, 4.7500%, 4/15/29 (144A)	848,000	896,325
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	3,110,543
CommScope Inc, 5.5000%, 3/1/24 (144A)	567,000	583,301
CommScope Inc, 6.0000%, 3/1/26 (144A)	1,166,000	1,206,577
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	759,000	825,859
Fidelity National Information Services Inc, 3.6250%, 10/15/20	508,000	514,763
Fidelity National Information Services Inc, 5.0000%, 10/15/25	589,000	669,545
Fidelity National Information Services Inc, 3.7500%, 5/21/29	420,000	455,720
Global Payments Inc, 3.2000%, 8/15/29	389,000	394,009
Global Payments Inc, 4.1500%, 8/15/49	293,000	307,223
Juniper Networks Inc, 3.7500%, 8/15/29	668,000	670,821
Lam Research Corp, 4.0000%, 3/15/29	255,000	281,275
Marvell Technology Group Ltd, 4.2000%, 6/22/23	619,000	648,846
Marvell Technology Group Ltd, 4.8750%, 6/22/28	2,115,000	2,349,445
Micron Technology Inc, 5.5000%, 2/1/25	447,000	459,371
Micron Technology Inc, 4.9750%, 2/6/26	582,000	626,903
Micron Technology Inc, 5.3270%, 2/6/29	1,461,000	1,605,964
PayPal Holdings Inc, 2.4000%, 10/1/24	670,000	672,225
PayPal Holdings Inc, 2.6500%, 10/1/26	2,003,000	2,011,667
PayPal Holdings Inc, 2.8500%, 10/1/29	2,358,000	2,365,584
Qorvo Inc, 5.5000%, 7/15/26	984,000	1,039,350
Qorvo Inc, 4.3750%, 10/15/29 (144A)	473,000	476,252

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Total System Services Inc, 4.8000%, 4/1/26	$2,691,000	$2,990,324
Trimble Inc, 4.7500%, 12/1/24	2,757,000	2,959,465
Trimble Inc, 4.9000%, 6/15/28	2,747,000	2,981,078
Verisk Analytics Inc, 5.5000%, 6/15/45	969,000	1,201,509
		33,394,408
Total Corporate Bonds (cost $269,421,655)		285,026,889
Mortgage-Backed Securities – 26.1%
Fannie Mae:
3.0000%, 8/25/33	2,394,000	2,447,147
4.0000%, 9/25/48	756,817	785,304
4.5000%, 10/25/48	2,354,000	2,478,244
		5,710,695
Fannie Mae Pool:
6.0000%, 2/1/37	123,491	144,478
4.5000%, 5/1/38	756,696	801,822
3.5000%, 10/1/42	613,484	644,733
4.5000%, 11/1/42	304,116	329,839
3.5000%, 12/1/42	1,389,028	1,459,781
3.0000%, 2/1/43	49,502	50,914
3.5000%, 2/1/43	1,957,189	2,056,882
3.5000%, 2/1/43	484,204	507,037
3.5000%, 3/1/43	1,409,078	1,475,526
3.5000%, 4/1/43	690,071	722,613
3.0000%, 5/1/43	257,714	264,716
3.5000%, 11/1/43	1,574	1,654
3.5000%, 4/1/44	715,944	758,180
5.0000%, 7/1/44	857,434	941,487
4.5000%, 10/1/44	620,763	691,430
3.5000%, 2/1/45	2,528,795	2,648,046
4.5000%, 3/1/45	973,027	1,083,794
4.5000%, 6/1/45	579,256	624,770
3.0000%, 10/1/45	479,508	492,013
3.0000%, 10/1/45	289,968	297,530
3.5000%, 12/1/45	620,658	658,048
4.5000%, 2/1/46	1,191,401	1,292,176
3.0000%, 3/1/46	3,547	3,633
3.0000%, 3/1/46	2,493	2,553
3.5000%, 7/1/46	1,223,737	1,287,027
4.0000%, 10/1/46	45,696	49,463
3.0000%, 11/1/46	262,434	269,951
3.0000%, 11/1/46	255,609	262,930
3.0000%, 2/1/47	1,850,446	1,906,337
4.0000%, 5/1/47	355,026	371,833
4.5000%, 5/1/47	209,441	226,724
4.5000%, 5/1/47	176,102	188,395
4.5000%, 5/1/47	166,736	179,334
4.5000%, 5/1/47	128,430	137,396
4.5000%, 5/1/47	123,793	134,008
4.5000%, 5/1/47	98,138	105,553
4.5000%, 5/1/47	62,684	67,420
4.5000%, 5/1/47	41,702	45,143
4.5000%, 5/1/47	37,397	40,483
4.0000%, 6/1/47	211,505	221,518
4.0000%, 6/1/47	103,950	109,122
4.0000%, 6/1/47	98,321	102,976
4.0000%, 6/1/47	53,316	55,839
4.5000%, 6/1/47	711,074	754,079
4.5000%, 6/1/47	72,054	78,000
4.0000%, 7/1/47	172,768	180,947
4.0000%, 7/1/47	155,020	162,359
4.0000%, 7/1/47	72,549	75,983
4.0000%, 7/1/47	46,917	49,138
4.5000%, 7/1/47	528,176	560,120
4.5000%, 7/1/47	424,032	449,677
4.5000%, 7/1/47	412,670	437,628
3.5000%, 8/1/47	545,110	564,245
4.0000%, 8/1/47	1,702,409	1,800,807
4.0000%, 8/1/47	925,704	969,527
4.0000%, 8/1/47	318,260	333,327
4.0000%, 8/1/47	202,277	211,853
4.0000%, 8/1/47	86,157	90,236
4.5000%, 8/1/47	631,167	669,339
4.5000%, 8/1/47	128,386	136,150

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 9/1/47	$84,937	$88,958
4.5000%, 9/1/47	542,425	575,231
4.5000%, 9/1/47	391,367	415,037
4.5000%, 9/1/47	336,631	356,990
4.0000%, 10/1/47	447,147	468,315
4.0000%, 10/1/47	366,704	384,063
4.0000%, 10/1/47	362,749	379,921
4.0000%, 10/1/47	233,781	244,848
4.0000%, 10/1/47	190,783	199,815
4.5000%, 10/1/47	96,039	101,847
4.5000%, 10/1/47	35,603	37,756
4.0000%, 11/1/47	819,776	867,159
4.0000%, 11/1/47	522,829	547,580
4.0000%, 11/1/47	162,461	170,152
4.5000%, 11/1/47	414,409	439,473
3.5000%, 12/1/47	3,045,366	3,177,308
3.5000%, 12/1/47	1,001,489	1,054,590
3.5000%, 12/1/47	215,964	224,021
3.5000%, 1/1/48	1,499,500	1,564,466
3.5000%, 1/1/48	721,553	759,811
3.5000%, 1/1/48	312,206	323,775
4.0000%, 1/1/48	2,388,534	2,512,730
4.0000%, 1/1/48	2,324,302	2,442,873
4.0000%, 1/1/48	1,086,454	1,158,089
4.0000%, 1/1/48	213,508	223,616
4.0000%, 1/1/48	207,766	221,465
3.5000%, 3/1/48	449,476	472,020
4.0000%, 3/1/48	1,000,566	1,050,457
4.0000%, 3/1/48	182,660	194,516
4.5000%, 3/1/48	581,690	616,520
3.5000%, 4/1/48	1,054,764	1,100,462
4.0000%, 4/1/48	386,103	411,166
4.5000%, 4/1/48	469,351	497,455
4.0000%, 5/1/48	1,871,590	1,948,901
4.0000%, 5/1/48	1,557,892	1,622,245
4.5000%, 5/1/48	367,202	389,189
4.5000%, 5/1/48	341,827	362,294
4.0000%, 6/1/48	787,209	819,727
4.5000%, 6/1/48	382,398	405,295
4.0000%, 7/1/48	4,419,288	4,601,838
4.0000%, 10/1/48	166,516	175,684
3.5000%, 1/1/49	1,146,226	1,193,688
4.0000%, 2/1/49	600,589	625,398
4.0000%, 5/1/49	204,678	217,745
3.0000%, 8/1/49	309,779	318,392
4.0000%, 9/1/49	219,000	228,600
3.5000%, 8/1/56	2,844,367	2,995,955
3.0000%, 2/1/57	1,717,223	1,764,040
3.5000%, 2/1/57	3,216,941	3,388,386
		75,578,384
Freddie Mac Gold Pool:
3.0000%, 2/1/31	488,055	500,865
2.5000%, 11/1/31	124,853	126,510
2.5000%, 12/1/31	149,269	151,260
4.5000%, 11/1/38	861,040	912,674
6.0000%, 4/1/40	199,860	234,791
3.5000%, 2/1/43	565,977	592,942
3.5000%, 2/1/44	777,294	814,326
4.5000%, 5/1/44	576,958	622,602
3.0000%, 1/1/45	1,031,905	1,060,244
4.0000%, 2/1/46	555,883	587,223
3.5000%, 7/1/46	2,342,884	2,485,264
3.5000%, 7/1/46	616,292	644,615
3.0000%, 10/1/46	2,244,092	2,301,991
3.0000%, 12/1/46	4,025,345	4,129,202
3.5000%, 2/1/47	1,669,850	1,743,451
3.0000%, 9/1/47	4,514,143	4,630,294
3.5000%, 9/1/47	2,019,460	2,114,937
3.5000%, 9/1/47	581,837	602,586
3.5000%, 11/1/47	853,550	899,226
3.5000%, 12/1/47	2,295,290	2,414,166
3.5000%, 12/1/47	602,777	635,033
3.5000%, 2/1/48	305,635	321,134
3.5000%, 2/1/48	299,686	309,763

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 3/1/48	$672,879	$703,169
3.5000%, 4/1/48	218,310	228,138
4.5000%, 7/1/48	917,227	969,915
3.5000%, 8/1/48	2,601,315	2,718,415
4.5000%, 8/1/48	634,680	670,696
5.0000%, 9/1/48	134,133	143,862
3.5000%, 11/1/48	3,277,535	3,432,272
4.0000%, 1/1/49	882,910	948,628
		38,650,194
Freddie Mac Pool:
2.5000%, 12/1/33	2,632,933	2,666,710
2.5000%, 12/1/33	1,491,522	1,508,509
4.0000%, 5/1/46	354,019	373,324
4.0000%, 3/1/47	180,938	191,754
4.0000%, 3/1/48	669,532	702,922
4.0000%, 4/1/48	2,275,058	2,366,193
4.0000%, 4/1/48	825,559	866,004
4.0000%, 5/1/48	2,274,848	2,368,831
4.0000%, 5/1/48	1,110,055	1,155,916
4.0000%, 6/1/48	554,085	576,977
4.0000%, 8/1/48	2,379,339	2,533,810
3.5000%, 7/1/49	1,071,498	1,102,943
3.0000%, 8/1/49	307,007	314,490
3.0000%, 8/1/49	100,533	103,328
3.5000%, 8/1/49	334,508	343,660
3.5000%, 8/1/49	154,925	161,422
3.5000%, 8/1/49	127,829	131,326
3.0000%, 9/1/49	161,805	164,360
3.5000%, 9/1/49	339,686	349,655
3.5000%, 9/1/49	70,000	72,054
3.5000%, 9/1/49	54,723	57,018
3.0000%, 10/1/49	227,402	230,956
3.0000%, 10/1/49	111,304	113,061
		18,455,223
Ginnie Mae:
4.5000%, 7/20/48	4,814,000	5,030,389
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,779,998	2,962,514
4.5000%, 8/15/46	3,245,492	3,540,174
4.0000%, 7/15/47	1,367,969	1,443,754
4.0000%, 8/15/47	242,303	255,726
4.0000%, 11/15/47	441,566	466,029
4.0000%, 12/15/47	599,663	632,884
		9,301,081
Ginnie Mae II Pool:
4.0000%, 8/20/47	281,236	297,534
4.0000%, 8/20/47	59,407	62,849
4.0000%, 8/20/47	39,860	42,375
4.5000%, 5/20/48	1,449,597	1,513,383
4.5000%, 5/20/48	273,808	285,857
		2,201,998
Total Mortgage-Backed Securities (cost $151,575,227)		154,927,964
United States Treasury Notes/Bonds – 16.2%
2.3750%, 4/30/20	2,307,000	2,313,579
2.5000%, 2/28/21	3,540,000	3,576,230
2.1250%, 5/31/21	10,088,000	10,156,173
2.8750%, 10/31/23	2,906,000	3,055,387
2.8750%, 11/30/23	1,125,000	1,183,975
2.6250%, 12/31/23	2,641,000	2,755,203
2.3750%, 2/29/24	8,461,000	8,754,821
2.1250%, 3/31/24	160,000	163,888
2.2500%, 4/30/24	1,242,000	1,279,600
2.0000%, 5/31/24	13,046,100	13,308,551
1.7500%, 6/30/24	5,137,000	5,181,347
1.7500%, 7/31/24	4,745,000	4,787,816
1.6250%, 2/15/26	2,518,000	2,519,082
2.3750%, 5/15/29	8,031,300	8,531,060
1.6250%, 8/15/29	3,299,000	3,284,696
3.0000%, 2/15/49	5,118,000	6,107,213
2.8750%, 5/15/49	5,671,000	6,619,563
2.2500%, 8/15/49	12,311,000	12,674,078
Total United States Treasury Notes/Bonds (cost $93,497,570)		96,252,262

Shares or Principal Amounts		Value
Preferred Stocks – 0.3%
Semiconductor & Semiconductor Equipment – 0.3%
Broadcom Inc, 8.0000%, 9/30/22 (cost $1,658,000)	1,658	$1,701,937
Investment Companies – 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $17,824,657)	17,824,657	17,824,657
Total Investments (total cost $581,838,875) – 101.8%		604,233,839
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(10,645,193)
Net Assets – 100%		$593,588,646

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$592,857,501	98.1%
United Kingdom	6,295,653	1.1
Belgium	2,444,299	0.4
Canada	2,004,055	0.3
Mexico	632,331	0.1

Total	$604,233,839	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 3.0%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$2,366∆	$-	$-	$-
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	253,394	(864)	-	17,824,657
Total Affiliated Investments - 3.0%	$255,760	$(864)	$-	$17,824,657

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 3.0%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	-	17,002,430	(17,002,430)	-
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	3,199,600	342,984,796	(328,359,739)	17,824,657

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $90,796,400, which represents 15.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$48,500,130	$-
Corporate Bonds	-	285,026,889	-
Mortgage-Backed Securities	-	154,927,964	-
United States Treasury Notes/Bonds	-	96,252,262	-
Preferred Stocks	-	1,701,937	-
Investment Companies	-	17,824,657	-
Total Assets	$-	$604,233,839	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.